Investor A, Institutional [Member] Expense Example - Investor A, Institutional - BlackRock LifePath Index 2070 Fund	Dec. 31, 2025 USD ($)
Investor A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	134
Expense Example, with Redemption, 5 Years	237
Expense Example, with Redemption, 10 Years	538
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	14
Expense Example, with Redemption, 3 Years	54
Expense Example, with Redemption, 5 Years	97
Expense Example, with Redemption, 10 Years	$ 226